Note 14 - Derivative Financial Instruments - Derivative Financial Liabilities (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Statement Line Items [Line Items]
Increase in liability	$ 135
Derivative liabilities	3,095
Gold loan agreement [member]
Statement Line Items [Line Items]
Increase in liability	114
Derivative liabilities	2,866
Call option [member]
Statement Line Items [Line Items]
Increase in liability	21
Derivative liabilities	$ 229